UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: July 31, 2013

*	This Form N-Q pertains to the following series of the Registrant: MFS Diversified Target Return Fund. The remaining series of the Registrant has a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2013

MFS® DIVERSIFIED TARGET RETURN FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 86.8%
Aerospace - 2.1%
Cobham PLC	33,007	$144,409
Embraer S.A., ADR	1,810	61,486
Honeywell International, Inc.	8,090	671,308
Lockheed Martin Corp.	8,830	1,060,660
Northrop Grumman Corp.	3,230	297,354
Precision Castparts Corp.	4,712	1,044,745
Rolls-Royce Holdings PLC, “C”	8,901	159,103
TransDigm Group, Inc.	1,654	239,152
United Technologies Corp.	7,830	826,613

		$4,504,830
Airlines - 0.2%
Copa Holdings S.A., “A”	1,599	$222,533
Stagecoach Group PLC	28,065	142,896
United Continental Holdings, Inc. (a)	1,150	40,078

		$405,507
Alcoholic Beverages - 1.1%
Beam, Inc.	2,800	$181,972
Carlsberg Group	1,617	160,279
Companhia de Bebidas das Americas, ADR	1,420	53,648
Diageo PLC	22,650	707,733
Heineken N.V.	9,110	639,909
Pernod Ricard S.A.	5,494	654,150

		$2,397,691
Apparel Manufacturers - 1.6%
Adidas AG	687	$76,589
Cia.Hering S.A.	5,200	69,748
Compagnie Financiere Richemont S.A.	1,462	143,127
Gerry Weber International AG	3,599	161,186
Guess?, Inc.	8,310	279,881
Hanesbrands, Inc.	3,290	208,783
Li & Fung Ltd.	332,000	439,208
LVMH Moet Hennessy Louis Vuitton S.A.	4,131	750,984
Michael Kors Holdings Ltd. (a)	6,625	446,128
NIKE, Inc., “B”	2,870	180,580
PVH Corp.	1,843	242,889
VF Corp.	2,449	482,453

		$3,481,556
Automotive - 1.9%
Autoliv, Inc.	2,480	$202,790
Delphi Automotive PLC	18,270	981,464
DENSO Corp.	8,800	400,858
Geely Automobile Holdings Ltd.	300,000	125,329
General Motors Co. (a)	7,340	263,286
Guangzhou Automobile Group Co. Ltd., “H”	192,000	186,415
Honda Motor Co. Ltd.	19,600	726,667
Johnson Controls, Inc.	9,280	373,149
Kia Motors Corp.	2,190	124,177
LKQ Corp. (a)	14,730	384,011

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - continued
Toyota Motor Corp.	1,000	$60,974
TRW Automotive Holdings Corp. (a)	3,160	231,660
USS Co. Ltd.	740	88,504

		$4,149,284
Biotechnology - 1.5%
Abcam PLC	19,698	$141,737
Alexion Pharmaceuticals, Inc. (a)	3,130	363,800
Amgen, Inc.	4,465	483,515
Biogen Idec, Inc. (a)	1,380	301,019
Celgene Corp. (a)	2,997	440,139
Gilead Sciences, Inc. (a)	11,420	701,759
Illumina, Inc. (a)	2,620	209,128
Regeneron Pharmaceuticals, Inc. (a)	860	232,252
Vertex Pharmaceuticals, Inc. (a)	1,110	88,578
ViroPharma, Inc. (a)	6,930	237,838

		$3,199,765
Broadcasting - 1.8%
Discovery Communications, Inc., “A” (a)	5,265	$419,726
Fuji Television Network, Inc.	59	106,840
Havas S.A.	22,042	166,822
Interpublic Group of Companies, Inc.	5,960	98,042
Nippon Television Holdings, Inc.	14,500	262,721
Omnicom Group, Inc.	2,705	173,850
Publicis Groupe	5,330	429,984
Rightmove PLC	5,004	185,056
Scripps Networks Interactive, Inc., “A”	2,830	200,279
Time Warner, Inc.	3,240	201,722
Twenty-First Century Fox, Inc.	18,040	539,035
Viacom, Inc., “B”	7,630	555,235
Walt Disney Co.	9,710	627,752

		$3,967,064
Brokerage & Asset Managers - 1.4%
Aberdeen Asset Management PLC	12,153	$71,048
Affiliated Managers Group, Inc. (a)	3,299	594,975
BlackRock, Inc.	1,479	417,019
BM&F Bovespa S.A.	11,800	63,620
Computershare Ltd.	15,673	137,777
Daiwa Securities Group, Inc.	10,000	85,385
Evercore Partners, Inc.	5,280	250,378
Franklin Resources, Inc.	5,787	282,869
IG Group Holdings PLC	27,976	245,775
IntercontinentalExchange, Inc. (a)	2,197	400,843
LPL Financial Holdings, Inc.	3,010	114,561
Schroders PLC	5,748	214,669
TD Ameritrade Holding Corp.	2,690	72,711
The NASDAQ OMX Group, Inc.	4,372	141,653

		$3,093,283
Business Services - 3.7%
Accenture PLC, “A”	12,500	$922,625
Amadeus Holdings AG	16,866	579,341
Brenntag AG	1,902	312,495

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Bright Horizons Family Solutions, Inc. (a)	7,760	$274,782
Brunel International N.V.	2,561	123,420
Bunzl PLC	8,925	191,302
Capita PLC	10,894	172,851
Cognizant Technology Solutions Corp., “A” (a)	5,439	393,729
Compass Group PLC	52,250	713,778
Concur Technologies, Inc. (a)	650	57,779
Constant Contact, Inc. (a)	9,730	186,719
Dun & Bradstreet Corp.	300	31,089
Experian Group Ltd.	16,441	308,384
Fidelity National Information Services, Inc.	5,360	231,338
Fiserv, Inc. (a)	820	78,917
FleetCor Technologies, Inc. (a)	10,430	936,301
Gartner, Inc. (a)	6,410	384,664
IHS, Inc., “A” (a)	780	85,628
Intertek Group PLC	6,847	315,084
Jones Lang LaSalle, Inc.	2,730	248,512
LPS Brasil - Consultoria de Imoveis S.A.	4,800	38,882
Mitsubishi Corp.	7,400	135,212
Nomura Research Institute Ltd.	14,700	481,943
Performant Financial Corp. (a)	5,400	57,078
Realogy Holdings Corp. (a)	1,680	75,533
Sodexo	2,389	218,216
Verisk Analytics, Inc., “A” (a)	5,290	340,464
Xoom Corp. (a)	2,460	80,713

		$7,976,779
Cable TV - 1.2%
Charter Communications, Inc., “A” (a)	1,995	$250,851
Comcast Corp., “A”	14,358	647,259
Comcast Corp., “Special A”	13,740	592,331
Dish Network Corp., “A”	970	43,311
Liberty Global PLC, “A” (a)	2,430	197,122
Time Warner Cable, Inc.	6,753	770,315
Ziggo N.V.	3,731	148,211

		$2,649,400
Chemicals - 1.2%
3M Co.	2,453	$288,056
Celanese Corp.	4,130	198,488
CF Industries Holdings, Inc.	2,596	508,842
Givaudan S.A.	122	169,926
Intrepid Potash, Inc.	10,290	131,506
LyondellBasell Industries N.V., “A”	8,800	604,648
Monsanto Co.	1,705	168,420
PPG Industries, Inc.	3,078	493,834
Victrex PLC	3,320	76,263

		$2,639,983
Computer Software - 2.6%
ANSYS, Inc. (a)	660	$52,694
Autodesk, Inc. (a)	7,390	261,532
Citrix Systems, Inc. (a)	7,314	526,754
CommVault Systems, Inc. (a)	3,690	311,547
Dassault Systemes S.A.	1,322	173,727

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Intuit, Inc.	963	$61,555
Microsoft Corp.	6,060	192,890
OBIC Co. Ltd.	1,680	472,034
Oracle Corp.	35,532	1,149,460
PTC, Inc. (a)	1,290	34,933
Qlik Technologies, Inc. (a)	8,970	280,940
Salesforce.com, Inc. (a)	5,909	258,519
SAP AG	1,986	146,080
SolarWinds, Inc. (a)	10,023	355,716
Symantec Corp.	27,320	728,898
TIBCO Software, Inc. (a)	11,880	296,287
VeriSign, Inc. (a)	7,169	342,965
VMware, Inc., “A” (a)	490	40,273

		$5,686,804
Computer Software - Systems - 2.8%
Apple, Inc. (s)	2,993	$1,354,325
Canon, Inc.	10,500	324,405
CDW Corp. (a)	3,330	71,595
EMC Corp.	19,463	508,957
Exa Corp. (a)	2,620	29,999
FleetMatics Group PLC (a)	3,750	141,225
Guidewire Software, Inc. (a)	1,520	66,515
Hewlett-Packard Co.	44,590	1,145,071
Ingram Micro, Inc., “A” (a)	3,210	73,284
International Business Machines Corp.	3,667	715,212
Konica Minolta, Inc.	9,000	73,813
Linx S.A.	1,900	31,473
Model N, Inc. (a)	5,210	122,852
NCR Corp. (a)	3,290	118,440
NICE Systems Ltd.	4,441	170,585
NICE Systems Ltd., ADR	4,280	165,679
Nintendo Co. Ltd.	400	50,740
SciQuest, Inc. (a)	5,290	130,451
SS&C Technologies Holdings, Inc. (a)	7,530	269,423
Tableau Software, Inc., “A” (a)	430	23,822
Vantiv, Inc., “A” (a)	8,470	220,982
Venture Corp. Ltd.	5,000	28,800
Western Digital Corp.	3,350	215,673
Xerox Corp.	9,210	89,337

		$6,142,658
Conglomerates - 0.2%
DCC PLC	3,743	$151,746
First Pacific Co. Ltd.	120,000	135,696
Hutchison Whampoa Ltd.	15,000	169,329

		$456,771
Construction - 0.9%
Bellway PLC	10,796	$226,643
Geberit AG	999	267,818
NVR, Inc. (a)	40	37,024
PDG Realty S.A., ADR	41,862	71,165
Pool Corp.	3,000	158,340
Pulte Homes, Inc.	19,530	324,784

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - continued
Semen Indonesia Persero Tbk PT	48,500	$71,730
Stanley Black & Decker, Inc.	9,914	838,923

		$1,996,427
Consumer Products - 1.6%
Coty, Inc., “A” (a)	2,910	$50,023
Estee Lauder Cos., Inc., “A”	3,836	251,833
Henkel KGaA, IPS	5,028	492,578
International Flavors & Fragrances, Inc.	2,430	196,052
Kao Corp.	11,200	359,187
Kose Corp.	1,600	45,364
L’Oreal S.A.	860	144,100
Newell Rubbermaid, Inc.	3,150	85,113
Nu Skin Enterprises, Inc., “A”	2,790	233,356
Procter & Gamble Co.	7,992	641,758
Reckitt Benckiser Group PLC	10,664	759,056
Uni-Charm Corp.	4,200	223,920

		$3,482,340
Consumer Services - 0.5%
Anhanguera Educacional Participacoes S.A.	5,200	$31,523
Diamond Resorts International, Inc. (a)	4,860	74,504
Estacio Participacoes S.A., ADR	19,990	158,521
HomeAway, Inc. (a)	3,824	115,141
Kroton Educacional S.A.	5,000	71,230
MakeMyTrip Ltd. (a)	4,370	62,010
Priceline.com, Inc. (a)	654	572,688

		$1,085,617
Containers - 0.5%
Ball Corp.	7,650	$342,642
Brambles Ltd.	5,854	47,778
Crown Holdings, Inc. (a)	2,040	89,413
Greif, Inc., “A”	1,260	69,703
Owens-Illinois, Inc. (a)	1,680	49,980
Packaging Corp. of America	3,500	188,265
Sealed Air Corp.	2,450	66,738
Viscofan S.A.	2,328	119,902

		$974,421
Electrical Equipment - 2.7%
AMETEK, Inc.	10,122	$468,446
Amphenol Corp., “A”	3,960	311,098
Danaher Corp. (s)	14,840	999,326
General Electric Co.	15,660	381,634
Legrand S.A.	4,785	247,945
Mettler-Toledo International, Inc. (a)	1,550	341,930
MSC Industrial Direct Co., Inc., “A”	2,850	230,708
Pentair Ltd.	3,710	226,607
Prysmian S.p.A.	3,148	63,992
Schneider Electric S.A.	6,770	538,677
Sensata Technologies Holding B.V. (a)	8,320	312,666
Siemens AG	3,555	389,276
Spectris PLC	2,253	72,318
TriMas Corp. (a)	4,110	152,193

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Tyco International Ltd.	12,100	$421,201
W.W. Grainger, Inc.	1,353	354,675
WESCO International, Inc. (a)	4,330	328,127

		$5,840,819
Electronics - 1.9%
Altera Corp.	14,370	$510,997
Analog Devices, Inc.	1,460	72,066
ASM International N.V.	1,039	32,759
Halma PLC	11,198	94,714
Hirose Electric Co. Ltd.	600	80,217
Infineon Technologies AG	14,532	128,253
Intel Corp.	16,870	393,071
JDS Uniphase Corp. (a)	6,200	90,954
Linear Technology Corp.	5,050	204,828
Mellanox Technologies Ltd. (a)	3,540	161,601
Microchip Technology, Inc.	11,270	447,870
Monolithic Power Systems, Inc.	1,650	43,197
NXP Semiconductors N.V. (a)	6,040	197,206
Samsung Electronics Co. Ltd.	121	137,864
Silicon Laboratories, Inc. (a)	6,140	239,828
Siliconware Precision Industries Co. Ltd., ADR	32,764	186,755
Stratasys Ltd. (a)	2,070	183,506
Taiwan Semiconductor Manufacturing Co. Ltd.	42,654	145,800
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,192	376,820
Ultratech, Inc. (a)	9,120	266,486
Universal Display Corp. (a)	1,050	30,398
Veeco Instruments, Inc. (a)	2,850	99,066

		$4,124,256
Energy - Independent - 2.5%
Alpha Natural Resources, Inc. (a)	8,890	$48,362
Anadarko Petroleum Corp.	2,830	250,512
Apache Corp.	920	73,830
Arch Coal, Inc.	11,800	46,020
Cabot Oil & Gas Corp.	11,283	855,477
Cairn Energy PLC (a)	28,505	116,734
Cenovus Energy, Inc.	3,780	111,954
Cobalt International Energy, Inc. (a)	1,510	43,564
CONSOL Energy, Inc.	7,650	237,380
EOG Resources, Inc.	2,933	426,722
EQT Corp.	2,460	212,790
Galp Energia SGPS S.A.	3,697	59,020
Gulfport Energy Corp. (a)	580	30,856
HollyFrontier Corp.	1,500	68,325
INPEX Corp.	58	254,131
Marathon Petroleum Corp.	8,069	591,700
Noble Energy, Inc.	4,687	292,891
Occidental Petroleum Corp.	4,340	386,477
Oil Search Ltd.	13,070	95,159
PDC Energy, Inc. (a)	390	21,509
Peabody Energy Corp.	7,300	120,888
Pioneer Natural Resources Co.	3,460	535,470
QEP Resources, Inc.	1,762	53,723
Range Resources Corp.	1,670	132,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
Reliance Industries Ltd.	8,858	$127,039
SM Energy Co.	2,620	180,073
Valero Energy Corp.	1,230	43,997
Walter Energy, Inc.	4,370	48,900

		$5,465,600
Energy - Integrated - 2.8%
BG Group PLC	27,927	$504,072
BP PLC	28,402	196,395
Chevron Corp.	11,000	1,384,790
Exxon Mobil Corp. (s)	29,125	2,730,469
Petroleo Brasileiro S.A., ADR	13,260	180,866
Royal Dutch Shell PLC, “A”	29,731	1,012,205
Suncor Energy, Inc.	2,349	74,237

		$6,083,034
Engineering - Construction - 0.2%
Fluor Corp.	3,550	$222,088
JGC Corp.	9,000	318,047

		$540,135
Entertainment - 0.1%
AMC Networks, Inc., “A” (a)	2,700	$184,302
Netflix, Inc. (a)	106	25,887
Six Flags Entertainment Corp.	2,770	101,908

		$312,097
Food & Beverages - 3.4%
Booker Group PLC	49,981	$100,364
Britvic PLC	22,141	183,230
Bunge Ltd.	1,490	113,255
Chr. Hansen Holding A.S.	7,059	233,652
Coca-Cola Co.	9,447	378,636
Coca-Cola Enterprises, Inc.	10,210	383,283
Dr Pepper Snapple Group, Inc.	2,460	114,980
Flowers Foods, Inc.	1,330	30,537
General Mills, Inc.	12,540	652,080
Green Mountain Coffee Roasters, Inc. (a)	1,410	108,824
Groupe Danone	21,591	1,706,175
Ingredion, Inc.	3,877	260,534
ITO EN Ltd.	1,200	28,152
J.M. Smucker Co.	1,520	171,030
Kellogg Co.	800	52,992
Kerry Group PLC	2,712	166,685
M. Dias Branco S.A. Industria e Comercio de Alimentos	4,700	190,567
Mead Johnson Nutrition Co., “A”	2,659	193,682
Mondelez International, Inc.	11,040	345,221
Nestle S.A.	22,235	1,506,440
Pinnacle Foods, Inc.	2,920	74,372
Tate & Lyle PLC	4,840	61,774
Tyson Foods, Inc., “A”	9,490	262,114

		$7,318,579
Food & Drug Stores - 1.3%
Alimentation Couche-Tard, Inc.	1,843	$113,160
Brazil Pharma S.A. (a)	13,139	57,017

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - continued
Cosmos Pharmaceutical Corp.	836	$88,885
CVS Caremark Corp.	16,372	1,006,714
Dairy Farm International Holdings Ltd.	3,600	42,840
Fairway Group Holdings Corp. (a)	3,800	95,266
Kroger Co.	15,122	593,841
Lawson, Inc.	5,700	447,104
Shoppers Drug Mart Corp.	2,890	172,004
Sundrug Co. Ltd.	1,300	55,965
Wumart Stores, Inc.	28,000	52,349

		$2,725,145
Furniture & Appliances - 0.0%
SodaStream International Ltd. (a)	1,540	$100,223

Gaming & Lodging - 0.6%
Ladbrokes PLC	46,123	$149,451
Las Vegas Sands Corp.	2,270	126,144
Norwegian Cruise Line Holdings Ltd. (a)	2,410	72,927
Sands China Ltd.	65,200	352,666
Wynn Resorts Ltd.	3,788	504,296

		$1,205,484
General Merchandise - 1.1%
Clicks Group Ltd.	18,465	$107,434
Costco Wholesale Corp.	1,070	125,500
Dillard’s, Inc.	1,320	111,448
Dollarama, Inc.	1,670	120,531
Five Below, Inc. (a)	5,280	205,181
Kohl’s Corp.	3,870	205,033
Lojas Renner S.A.	900	23,828
Macy’s, Inc.	12,330	596,032
Target Corp.	11,490	818,663
Wal-Mart Stores, Inc.	1,351	105,297

		$2,418,947
Health Maintenance Organizations - 0.4%
Aetna, Inc.	800	$51,336
BioScrip, Inc. (a)	4,780	77,675
UnitedHealth Group, Inc.	2,750	200,338
WellPoint, Inc.	6,660	569,830

		$899,179
Insurance - 3.7%
ACE Ltd.	4,790	$437,710
Admiral Group PLC	1,672	35,686
Aflac, Inc.	3,690	227,599
AIA Group Ltd.	130,600	618,850
Allied World Assurance Co.	1,010	95,597
American International Group, Inc.	8,423	383,331
Amlin PLC	29,633	181,263
Aon PLC	3,370	227,475
Assurant, Inc.	1,960	106,154
Berkshire Hathaway, Inc., “B” (a)	798	92,464
Catlin Group Ltd.	6,143	47,286
Chubb Corp.	1,100	95,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Delta Lloyd N.V.	8,390	$181,600
Euler Hermes	429	48,020
Everest Re Group Ltd.	4,336	578,986
Genworth Financial, Inc. (a)	3,010	39,100
Hanover Insurance Group, Inc.	1,190	64,058
Hartford Financial Services Group, Inc.	1,520	46,907
Hiscox Ltd.	32,776	324,093
ING Groep N.V. (a)	41,340	422,374
Jardine Lloyd Thompson Group PLC	4,026	54,723
Lincoln National Corp.	5,940	247,520
MetLife, Inc.	21,920	1,061,366
Protective Life Corp.	1,610	69,761
Prudential Financial, Inc.	10,570	834,713
Sony Financial Holdings, Inc.	11,800	194,035
Storebrand A.S.A. (a)	21,063	121,207
Swiss Re Ltd.	1,856	147,806
Symetra Financial Corp.	3,380	60,772
Travelers Cos., Inc.	3,150	263,183
Unum Group	1,940	61,382
Validus Holdings Ltd.	14,642	518,766
Zurich Insurance Group AG	589	158,539

		$8,047,476
Internet - 1.9%
AOL, Inc.	2,350	$86,574
ChannelAdvisor Corp. (a)	4,350	85,434
eBay, Inc. (a)	8,320	430,061
Facebook, Inc., “A “ (a)	4,940	181,940
Google, Inc., “A” (a)	2,114	1,876,386
LinkedIn Corp., “A” (a)	1,358	276,747
Millennial Media, Inc. (a)	4,490	44,496
NHN Corp.	267	63,012
Pandora Media, Inc. (a)	1,820	33,379
Shutterfly, Inc. (a)	2,070	110,931
Shutterstock, Inc. (a)	880	46,772
Yahoo Japan Corp.	577	307,623
Yahoo!, Inc. (a)	21,090	592,418

		$4,135,773
Leisure & Toys - 0.4%
Activision Blizzard, Inc.	1,930	$34,701
Brunswick Corp.	3,830	144,583
Hasbro, Inc.	2,780	127,880
Mattel, Inc.	1,700	71,451
Polaris Industries, Inc.	3,245	363,894
Sankyo Co. Ltd.	600	26,535
Yamaha Corp.	1,100	14,133

		$783,177
Machinery & Tools - 2.7%
Allison Transmission Holdings, Inc.	5,220	$124,027
Atlas Copco AB, “A”	11,049	288,339
Burckhardt Compression Holding AG	426	170,087
Cummins, Inc.	3,290	398,715
Eaton Corp. PLC	5,530	381,294

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Flowserve Corp.	1,559	$88,364
GEA Group AG	8,210	338,751
GLORY Ltd.	8,700	204,371
Illinois Tool Works, Inc.	870	62,675
IPG Photonics Corp.	1,908	116,197
Joy Global, Inc.	13,403	663,449
Kennametal, Inc.	6,250	270,875
Kone Oyj, “B”	1,034	76,895
Neopost S.A.	1,714	123,451
Nordson Corp.	870	62,779
Oshkosh Corp. (a)	3,890	174,350
Polypore International, Inc. (a)	4,410	185,176
Proto Labs, Inc. (a)	1,790	121,129
Regal Beloit Corp.	990	64,033
Roper Industries, Inc.	5,004	630,304
Schindler Holding AG	3,026	433,243
Spirax-Sarco Engineering PLC	3,725	162,350
Timken Co.	2,590	151,308
United Rentals, Inc. (a)	1,660	95,151
WABCO Holdings, Inc. (a)	4,260	336,796
Weir Group PLC	4,450	145,478

		$5,869,587
Major Banks - 4.6%
Banco Santander S.A.	17,907	$130,881
Bank of Ireland (a)	113,220	25,606
Bank of New York Mellon Corp.	7,040	221,408
Barclays PLC	79,986	350,313
BNP Paribas	6,543	423,342
Comerica, Inc.	2,188	93,078
Goldman Sachs Group, Inc.	5,837	957,443
HSBC Holdings PLC	93,899	1,068,186
Huntington Bancshares, Inc.	9,560	81,738
JPMorgan Chase & Co. (s)	37,660	2,098,792
KeyCorp	9,630	118,353
Mitsubishi UFJ Financial Group, Inc.	41,700	255,967
Morgan Stanley	14,980	407,606
PNC Financial Services Group, Inc.	4,470	339,944
Regions Financial Corp.	7,450	74,575
Standard Chartered PLC	18,055	418,722
State Street Corp.	5,675	395,377
Sumitomo Mitsui Financial Group, Inc.	13,700	627,561
Wells Fargo & Co.	31,350	1,363,725
Westpac Banking Corp.	16,110	447,302

		$9,899,919
Medical & Health Technology & Services - 1.7%
Advisory Board Co. (a)	4,640	$272,322
AmerisourceBergen Corp.	4,190	244,151
Catamaran Corp. (a)	8,060	425,568
Cerner Corp. (a)	7,428	363,972
Community Health Systems, Inc.	6,510	299,851
Covance, Inc. (a)	1,220	100,650
Diagnosticos da America S.A.	12,100	63,381
Express Scripts Holding Co. (a)	7,352	481,924

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
Fresenius Medical Care AG & Co. KGaA	1,979	$125,280
HCA Holdings, Inc.	1,112	43,368
Healthcare Services Group, Inc.	5,030	123,788
HealthStream, Inc. (a)	1,540	48,510
Henry Schein, Inc. (a)	3,100	321,873
Kobayashi Pharmaceutical Co. Ltd.	1,600	83,505
McKesson Corp.	1,949	239,064
Miraca Holdings, Inc.	6,300	304,351
Quest Diagnostics, Inc.	1,020	59,476
Universal Health Services, Inc.	500	34,975

		$3,636,009
Medical Equipment - 2.5%
Abbott Laboratories	10,119	$370,659
Align Technology, Inc. (a)	3,110	133,854
Analogic Corp.	330	23,559
Cardiovascular Systems, Inc. (a)	4,530	93,273
CareFusion Corp. (a)	2,170	83,697
Cepheid, Inc. (a)	3,550	123,789
Cooper Cos., Inc.	3,470	441,905
Covidien PLC	6,976	429,931
DENTSPLY International, Inc.	2,110	90,477
Endologix, Inc. (a)	16,370	255,863
Essilor International S.A.	1,066	119,267
Genmark Diagnostics, Inc. (a)	3,100	29,450
Globus Medical, Inc., “A” (a)	4,500	75,420
Intuitive Surgical, Inc. (a)	385	149,380
Medtronic, Inc.	5,680	313,763
Nihon Kohden Corp.	3,900	164,110
Novadaq Technologies, Inc. (a)	1,590	21,783
NxStage Medical, Inc. (a)	4,480	58,061
Pall Corp.	580	40,577
PerkinElmer, Inc.	7,240	246,812
Sirona Dental Systems, Inc. (a)	2,080	146,848
Sonova Holding AG	2,964	327,323
St. Jude Medical, Inc.	6,070	318,007
Stryker Corp.	2,210	155,717
TearLab Corp. (a)	1,250	17,688
Teleflex, Inc.	920	73,076
Thermo Fisher Scientific, Inc.	13,023	1,186,526
Uroplasty, Inc. (a)	6,940	15,754

		$5,506,569
Metals & Mining - 0.8%
Century Aluminum Co. (a)	7,350	$61,667
Globe Specialty Metals, Inc.	10,630	126,816
GrafTech International Ltd. (a)	16,650	125,208
Horsehead Holding Corp. (a)	3,520	43,120
Iluka Resources Ltd.	55,633	551,063
Molycorp, Inc. (a)	10,660	79,524
Rio Tinto Ltd.	2,721	140,656
Rio Tinto PLC	10,620	477,400

		$1,605,454

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 0.5%
AGL Resources, Inc.	1,280	$58,611
China Resources Gas Group Ltd.	30,000	74,965
GDF Suez	9,346	196,076
NiSource, Inc.	2,200	67,584
NorthWestern Corp.	1,330	56,126
Sempra Energy	3,220	282,169
Spectra Energy Corp.	5,930	213,421
Tokyo Gas Co. Ltd.	41,000	225,707

		$1,174,659
Natural Gas - Pipeline - 0.1%
Kinder Morgan, Inc.	2,618	$98,856
Williams Cos., Inc.	1,780	60,823

		$159,679
Network & Telecom - 0.7%
Ericsson, Inc., “B”	50,971	$602,520
Fortinet, Inc. (a)	2,230	47,388
Nokia Oyj (a)	30,228	118,631
Palo Alto Networks, Inc. (a)	1,140	55,792
Qualcomm, Inc.	8,310	536,411
VTech Holdings Ltd.	13,800	211,210

		$1,571,952
Oil Services - 1.2%
Atwood Oceanics, Inc. (a)	3,150	$177,471
C&J Energy Services, Inc. (a)	2,190	42,377
Cameron International Corp. (a)	5,330	316,069
Core Laboratories N.V.	779	116,538
Dresser-Rand Group, Inc. (a)	12,178	741,275
Ensco PLC, “A”	4,480	256,883
FMC Technologies, Inc. (a)	3,970	211,601
Halliburton Co.	1,360	61,458
John Wood Group PLC	9,847	135,042
Noble Corp.	1,830	69,906
Saipem S.p.A.	5,013	107,038
Schlumberger Ltd.	1,502	122,158
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	1,632	192,688
Superior Energy Services, Inc. (a)	3,690	94,538
Technip	580	64,004

		$2,709,046
Other Banks & Diversified Financials - 3.7%
Aeon Financial Service Co. Ltd.	4,500	$131,309
American Express Co.	5,020	370,325
Banco Santander Chile, ADR	2,656	59,919
Chiba Bank Ltd.	30,000	208,048
CIT Group, Inc. (a)	1,570	78,673
Citigroup, Inc.	18,609	970,273
Credicorp Ltd.	1,587	188,520
DBS Group Holdings Ltd.	12,000	157,690
Discover Financial Services	19,588	969,802
DNB A.S.A.	9,866	164,327
Erste Group Bank AG	8,588	260,834
Fifth Third Bancorp	11,060	212,684

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
First Republic Bank	2,080	$89,835
Hachijuni Bank Ltd.	6,000	35,298
HDFC Bank Ltd.	10,391	104,201
HDFC Bank Ltd., ADR	3,570	117,453
ICICI Bank Ltd.	3,833	57,304
Itau Unibanco Holding S.A., ADR	14,534	185,309
Joyo Bank Ltd.	8,000	43,142
Julius Baer Group Ltd.	4,454	202,330
Jyske Bank (a)	3,445	151,096
Kasikornbank Public Co. Ltd.	16,900	98,538
KBC Group N.V.	5,495	220,405
MasterCard, Inc., “A”	1,194	729,068
New York Community Bancorp, Inc.	3,950	59,922
North Pacific Ltd.	10,100	39,096
PrivateBancorp, Inc.	2,090	49,303
PT Bank Rakyat Indonesia (Persero) Tbk	151,500	121,613
Sberbank of Russia, ADR	18,308	211,091
SLM Corp.	7,920	195,703
SunTrust Banks, Inc.	6,010	209,088
Sydbank A/S (a)	1,084	24,236
TCF Financial Corp.	13,510	205,892
UniCredit S.p.A	42,083	229,091
Unione di Banche Italiane S.c.p.A.	3,558	15,109
Visa, Inc., “A”	4,274	756,541
Western Union Co.	4,240	76,150
Zions Bancorporation	1,510	44,756

		$8,043,974
Pharmaceuticals - 4.9%
AbbVie, Inc.	5,770	$262,420
Actavis, Inc. (a)	2,370	318,220
Bayer AG	6,943	806,819
Bristol-Myers Squibb Co.	8,750	378,350
Genomma Lab Internacional S.A., “B” (a)	70,693	165,763
GlaxoSmithKline PLC	35,243	902,850
Johnson & Johnson	18,690	1,747,515
Kythera Biopharmaceuticals, Inc. (a)	1,210	33,348
Merck & Co., Inc.	9,450	455,207
Mylan, Inc. (a)	2,110	70,812
Novartis AG	10,430	750,595
Novo Nordisk A/S, “B”	716	121,117
Perrigo Co.	4,082	507,760
Pfizer, Inc.	54,419	1,590,667
Roche Holding AG	4,767	1,174,430
Santen Pharmaceutical Co. Ltd.	9,000	392,963
Tsumura & Co.	4,000	114,146
Valeant Pharmaceuticals International, Inc. (a)	6,450	603,720
Zoetis, Inc.	9,730	290,051

		$10,686,753
Pollution Control - 0.1%
Stericycle, Inc. (a)	1,428	$165,562

Precious Metals & Minerals - 0.0%
Newcrest Mining Ltd.	3,707	$40,751

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.2%
McGraw-Hill Cos., Inc.	1,150	$71,139
Moody’s Corp.	3,385	229,401
Pearson PLC	7,070	145,196
UBM PLC	3,455	37,396

		$483,132
Railroad & Shipping - 0.8%
Canadian National Railway Co.	2,930	$292,590
Diana Shipping, Inc. (a)	15,790	155,216
Kansas City Southern Co.	3,489	375,940
Kuehne & Nagel International AG	2,500	302,556
Navios Maritime Holdings, Inc.	13,570	75,856
Union Pacific Corp.	2,990	474,184

		$1,676,342
Real Estate - 0.8%
Annaly Mortgage Management, Inc., REIT	4,620	$55,070
Ascendas Real Estate Investment Trust, REIT	76,000	137,546
Big Yellow Group PLC, REIT	5,810	38,447
DDR Corp., REIT	2,510	42,871
Deutsche Annington Immobilien SE (a)	2,371	57,250
Deutsche Wohnen AG	6,881	121,384
EPR Properties, REIT	1,840	92,699
Equity Lifestyle Properties, Inc., REIT	1,700	65,433
GSW Immobilien AG	4,188	169,485
Host Hotels & Resorts, Inc., REIT	7,250	129,485
Mid-America Apartment Communities, Inc., REIT	1,000	67,550
Midland Holdings Ltd.	216,000	87,173
Mitsubishi Estate Co. Ltd.	9,000	228,976
Public Storage, Inc., REIT	540	85,979
Simon Property Group, Inc., REIT	649	103,879
Supalai PLC	133,300	66,011
TAG Immobilien AG	6,230	73,764
Vornado Realty Trust, REIT	1,510	128,063

		$1,751,065
Restaurants - 0.9%
Arcos Dorados Holdings, Inc.	39,222	$473,017
Chipotle Mexican Grill, Inc., “A” (a)	154	63,490
Chuy’s Holdings, Inc. (a)	3,420	120,692
McDonald’s Corp.	5,616	550,817
Starbucks Corp.	2,010	143,192
Whitbread PLC	6,495	319,141
YUM! Brands, Inc.	2,771	202,061

		$1,872,410
Special Products & Services - 0.1%
Filtrona PLC	13,964	$164,419

Specialty Chemicals - 1.8%
Air Products & Chemicals, Inc.	1,770	$192,293
Airgas, Inc.	4,170	430,386
Akzo Nobel N.V.	8,392	510,822
Chugoku Marine Paints Ltd.	6,000	31,253
Croda International PLC	2,416	92,214

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Elementis PLC	44,978	$171,536
FMC Corp.	5,970	394,975
Kansai Paint Co. Ltd.	6,000	77,949
L’Air Liquide S.A.	1,043	138,450
Linde AG	3,397	654,380
Rockwood Holdings, Inc.	3,560	241,119
Sika AG	81	225,902
Symrise AG	9,374	404,674
Tronox Ltd., “A”	9,370	203,423
Valspar Corp.	910	61,989

		$3,831,365
Specialty Stores - 2.1%
ABC-Mart, Inc.	3,900	$176,060
Advance Auto Parts, Inc.	970	80,015
Amazon.com, Inc. (a)	1,233	371,404
ANN, Inc. (a)	1,360	46,090
AutoZone, Inc. (a)	1,419	636,535
Bed Bath & Beyond, Inc. (a)	5,110	390,762
Children’s Place Retail Store, Inc. (a)	1,210	65,388
Christian Dior S.A.	752	133,156
Citi Trends, Inc. (a)	5,810	81,863
Dick’s Sporting Goods, Inc.	3,970	204,098
Esprit Holdings Ltd.	42,321	68,974
Hennes & Mauritz AB, “B”	4,430	165,017
Home Depot, Inc.	840	66,385
Industria de Diseno Textil S.A.	1,141	152,097
Monro Muffler Brake, Inc.	4,670	200,857
NEXT PLC	1,930	146,507
Nitori Co. Ltd.	1,600	136,615
O’Reilly Automotive, Inc. (a)	1,700	212,942
PetSmart, Inc.	2,310	169,138
Ross Stores, Inc.	5,992	404,280
Sally Beauty Holdings, Inc. (a)	1,050	32,036
Staples, Inc.	4,570	77,781
Tiffany & Co.	3,020	240,120
Tractor Supply Co.	1,989	240,928

		$4,499,048
Telecommunications - Wireless - 1.5%
American Tower Corp., REIT	14,016	$992,193
KDDI Corp.	19,500	1,077,469
MTN Group Ltd.	2,703	50,756
NTT DoCoMo, Inc.	92	140,476
SBA Communications Corp. (a)	2,450	181,521
Tele2 AB, “B”	9,725	124,581
TIM Participacoes S.A., ADR	9,913	186,067
Vodafone Group PLC	198,718	597,042

		$3,350,105
Telephone Services - 1.2%
AT&T, Inc.	13,850	$488,490
Bezeq - The Israel Telecommunication Corp. Ltd.	25,400	41,021
British Telecom Group, PLC	18,560	96,195
CenturyLink, Inc.	7,837	280,956

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
China Unicom (Hong Kong) Ltd.	218,000	$319,877
Deutsche Telekom AG	5,280	64,258
Frontier Communications Corp.	7,930	34,575
Royal KPN N.V. (a)	4,155	10,950
TDC A.S.	28,112	245,994
Telecom Italia S.p.A.	250,806	131,495
Verizon Communications, Inc.	17,897	885,544
Windstream Corp.	10,280	85,838

		$2,685,193
Tobacco - 1.9%
Altria Group, Inc.	4,638	$162,608
British American Tobacco PLC	4,881	260,328
Japan Tobacco, Inc.	28,100	982,969
Lorillard, Inc.	19,860	844,646
Philip Morris International, Inc.	17,241	1,537,552
Schweitzer-Mauduit International, Inc.	720	38,981
Swedish Match AB	5,426	202,700

		$4,029,784
Trucking - 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	2,849	$127,179
Celadon Group, Inc.	1,760	35,394
DSV A.S.	7,449	195,388
Expeditors International of Washington, Inc.	10,190	410,861
Swift Transportation Co. (a)	12,870	229,601
United Parcel Service, Inc., “B”	5,260	456,568
Yamato Holdings Co. Ltd.	27,000	593,443

		$2,048,434
Utilities - Electric Power - 1.3%
AES Corp.	52,340	$651,110
American Electric Power Co., Inc.	7,590	351,797
Calpine Corp. (a)	8,400	168,084
CenterPoint Energy, Inc.	1,860	46,165
CMS Energy Corp.	10,970	307,050
DTE Energy Co.	1,090	77,063
Edison International	3,020	150,547
Energias do Brasil S.A.	28,200	145,985
Great Plains Energy, Inc.	3,520	85,149
Northeast Utilities	2,630	116,798
NRG Energy, Inc.	6,125	164,273
NRG Yield, Inc. (a)	830	23,655
PG&E Corp.	1,280	58,739
Portland General Electric Co.	2,120	67,204
PPL Corp.	3,984	126,572
Public Service Enterprise Group, Inc.	4,140	139,891
Tractebel Energia S.A., ADR	9,974	161,080

		$2,841,162
Utilities - Water - 0.0%
Suez Environnement	7,390	$104,752
Total Common Stocks		$188,697,229

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - 0.0%
Aerospace - 0.0%
United Technologies Corp., 7.5%	160	$10,261

Automotive - 0.0%
General Motors Co., 4.75%	500	$24,970
Total Convertible Preferred Stocks		$35,231

	Strike Price	First Exercise

Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	677	$3,710

Issuer/Expiration Date/Strike Price	Number of Contracts

Call Options Purchased - 0.6%
S&P 500 Index - December 2013 @ $1,700	251	$1,160,373

Issuer	Shares/Par
Money Market Funds - 7.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	17,254,262	$17,254,262
Total Investments		$207,150,805

Securities Sold Short - 0.0%
Network & Telecom - 0.0%
BlackBerry Ltd. (a)	(1,200)	$(10,596)

Other Assets, Less Liabilities - 4.7%		10,159,146
Net Assets - 100.0%		$217,299,355

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate
EURIBOR	Euro Interbank Offered Rate
IPS	International Preference Stock
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound

Portfolio of Investments (unaudited) – continued

HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 7/31/13

Forward Foreign Currency Exchange Contracts at 7/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	1,445,000	9/27/13	$1,323,432	$1,293,851	$29,581
SELL	AUD	JPMorgan Chase Bank N.A.	15,000,000	9/27/13	13,662,825	13,430,979	231,846
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	8/28/13	366,973	331,163	35,810
BUY	CHF	JPMorgan Chase Bank N.A.	3,735,000	9/27/13	4,019,184	4,037,883	18,699
SELL	CLP	JPMorgan Chase Bank N.A.	1,923,500,000	8/28/13	3,924,389	3,727,876	196,513
BUY	CZK	JPMorgan Chase Bank N.A.	76,480,000	8/28/13	3,793,103	3,921,502	128,399
BUY	EUR	JPMorgan Chase Bank N.A.	385,000	9/27/13	502,364	512,285	9,921
SELL	GBP	Goldman Sachs International	6,410,000	9/27/13	9,917,392	9,747,501	169,891
SELL	INR	JPMorgan Chase Bank N.A.	389,960,000	8/28/13	6,620,376	6,365,636	254,740
BUY	JPY	Barclays Bank PLC	212,390,453	9/27/13	2,134,745	2,169,875	35,130
BUY	JPY	Goldman Sachs International	209,686,071	9/27/13	2,119,584	2,142,246	22,662
SELL	JPY	JPMorgan Chase Bank N.A.	521,000,000	9/27/13	5,326,436	5,322,767	3,669
SELL	KRW	JPMorgan Chase Bank N.A.	3,926,000,000	8/28/13	3,490,243	3,488,875	1,368
BUY	MXN	JPMorgan Chase Bank N.A.	40,900,000	9/27/13	3,022,912	3,184,965	162,053
BUY	NOK	Goldman Sachs International	25,645,000	9/27/13	4,342,680	4,342,680	0
BUY	PLN	JPMorgan Chase Bank N.A.	12,520,000	9/27/13	3,796,800	3,903,522	106,722
SELL	SEK	Goldman Sachs International	28,341,495	9/27/13	4,342,681	4,342,624	57
SELL	SGD	JPMorgan Chase Bank N.A.	565,000	10/22/13	446,957	444,609	2,348
SELL	THB	JPMorgan Chase Bank N.A.	98,270,000	8/28/13	3,287,227	3,128,038	159,189

							$1,568,598

Liability Derivatives
SELL	CAD	Barclays Bank PLC	12,810,000	10/22/13	$12,270,702	$12,446,967	$(176,265)
SELL	CHF	Barclays Bank PLC	13,365,000	9/27/13	14,104,174	14,448,810	(344,636)
SELL	CHF	Goldman Sachs International	1,995,000	9/27/13	2,119,585	2,156,781	(37,196)
BUY	CLP	JPMorgan Chase Bank N.A.	1,923,500,000	8/28/13	3,873,472	3,727,876	(145,596)
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	8/28/13	567,465	571,478	(4,013)
SELL	CZK	JPMorgan Chase Bank N.A.	76,480,000	8/28/13	3,760,402	3,921,502	(161,100)
SELL	EUR	Barclays Bank PLC	1,220,000	9/27/13	1,569,299	1,623,345	(54,046)
SELL	EUR	Goldman Sachs International	8,045,000	9/27/13	10,614,010	10,704,763	(90,753)
SELL	EUR	JPMorgan Chase Bank N.A.	2,931,821	8/28/13	3,793,102	3,900,687	(107,585)
SELL	GBP	Goldman Sachs International	860,000	9/27/13	1,296,579	1,307,777	(11,198)
SELL	HKD	JPMorgan Chase Bank N.A.	6,500,000	10/22/13	837,992	838,370	(378)
BUY	INR	JPMorgan Chase Bank N.A.	389,960,000	8/28/13	6,910,509	6,365,636	(544,873)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	KRW	JPMorgan Chase Bank N.A.	2,849,000,000	8/28/13	$2,552,958	$2,531,789	$(21,169)
SELL	NZD	Barclays Bank PLC	22,010,000	10/22/13	17,071,176	17,476,179	(405,003)
BUY	PHP	JPMorgan Chase Bank N.A.	168,750,000	8/28/13	4,052,672	3,885,956	(166,716)
SELL	SEK	JPMorgan Chase Bank N.A.	5,600,000	9/27/13	849,114	858,060	(8,946)
BUY	THB	JPMorgan Chase Bank N.A.	98,270,000	8/28/13	3,138,413	3,128,038	(10,375)
BUY	TWD	JPMorgan Chase Bank N.A.	98,700,000	8/28/13	3,315,864	3,292,456	(23,408)
SELL	TWD	JPMorgan Chase Bank N.A.	98,700,000	8/28/13	3,262,810	3,292,456	(29,646)
BUY	ZAR	JPMorgan Chase Bank N.A.	27,970,000	8/28/13	2,896,268	2,823,959	(72,309)
SELL	ZAR	JPMorgan Chase Bank N.A.	27,970,000	8/28/13	2,772,952	2,823,959	(51,007)

							$(2,466,218)

Futures Contracts Outstanding at 7/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
DAX Index (Long)	EUR	11	$3,018,049	September - 2013	$3,053
DJ Euro Stroxx 50 Index (Long)	EUR	108	3,972,691	September - 2013	85,977
FTSE MIB Index (Long)	EUR	60	6,587,228	September - 2013	171,559
MSCI Singapore Free Index (Short)	SGD	52	2,991,069	August - 2013	10,344
Topix Index (Long)	JPY	18	2,069,145	September - 2013	44,033

					$314,966

Interest Rate Futures
Ultra U.S. Treasury Bond (Short)	USD	17	$2,452,250	September - 2013	$1,572

					$316,538

Liability Derivatives
Equity Futures
AEX Index (Short)	EUR	44	$4,312,303	August - 2013	$(62,755)
Canadian S&P/TSX 60 Index (Short)	CAD	17	2,360,569	September - 2013	(80,662)
CAC 40 Index (Short)	EUR	249	13,218,817	August - 2013	(449,463)
E-mini NASDAQ-100 (Short)	USD	25	1,541,500	September - 2013	(62,935)
E-mini Russell 2000 Index (Short)	USD	73	7,613,170	September - 2013	(415,795)
E-mini S&P MidCap 400 Index (Short)	USD	168	20,655,600	September - 2013	(912,543)
FTSE 100 Index (Short)	GBP	44	4,393,279	September - 2013	(386,257)
Hang Seng Index (Short)	HKD	22	3,101,037	August - 2013	(6,196)
OMX Index (Short)	SEK	204	3,862,860	August - 2013	(54,075)
S&P 500 Index (Short)	USD	219	92,007,375	September - 2013	(4,571,460)
SPI 200 Index (Short)	AUD	12	1,350,971	September - 2013	(95,643)

					$(7,097,784)

Interest Rate Futures
Euro-BTP (Long)	EUR	36	$5,329,100	September - 2013	$(97,749)

					$(7,195,533)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 7/31/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps Agreements
9/14/21	EUR	4,900,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$502,532

Credit Default Swaps Agreements
6/20/18	USD	61,000,000	Citibank N.A. (a)	1.00% (fixed rate)	(1)	$802,202

						$1,304,734

Liability Derivatives
Interest Rate Swaps Agreements
8/23/22	GBP	4,500,000	Deutsche Bank	1.9925% (fixed rate)	6-Month LIBOR	$(155,471)
10/31/22	AUD	6,600,000	Deutsche Bank	3.73% (fixed rate)	6-Month BBSW	(158,451)
1/15/23	GBP	1,700,000	Deutsche Bank	2.025% (fixed rate)	6-Month LIBOR	(83,036)
1/16/23	AUD	6,700,000	Citibank N.A.	3.9425% (fixed rate)	6-Month BBSW	(84,448)
2/13/23	AUD	3,800,000	Citibank N.A.	3.985% (fixed rate)	6-Month BBSW	(20,981)
4/24/23	GBP	1,300,000	Citibank N.A.	1.865% (fixed rate)	6-Month LIBOR	(95,578)
4/26/23	AUD	5,100,000	Citibank N.A.	3.87% (fixed rate)	6-Month BBSW	(92,792)
7/30/23	GBP	6,000,000	JPMorgan Chase Bank N.A.	2.43% (fixed rate)	6-Month LIBOR	(35,094)
2/13/43	USD	1,700,000	Deutsche Bank	2.964% (fixed rate)	3-Month LIBOR	(194,853)
5/29/43	USD	8,400,000	Citibank N.A.	3.0895% (fixed rate)	3-Month LIBOR	(835,082)

						$(1,755,786)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.IG.20 Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $280,162.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At July 31, 2013, the fund had cash collateral of $8,755,121 and other liquid securities with an aggregate value of $575,181 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$126,673,033	$—	$—	$126,673,033
United Kingdom	13,790,603	—	—	13,790,603
Japan	11,988,178	—	—	11,988,178
France	6,381,298	—	—	6,381,298
Switzerland	5,980,121	—	—	5,980,121
Germany	4,522,502	—	—	4,522,502
Netherlands	2,267,251	—	—	2,267,251
Hong Kong	2,125,946	—	—	2,125,946
Canada	1,935,547	—	—	1,935,547
Other Countries	14,004,503	164,549	63,012	14,232,064
Mutual Funds	17,254,262	—	—	17,254,262
Total Investments	$206,923,244	$164,549	$63,012	$207,150,805
Short Sales	$(10,596)	$—	$—	$(10,596)

Other Financial Instruments
Futures Contracts	$(6,878,995)	$—	$—	$(6,878,995)
Swap Agreements	—	(451,052)	—	(451,052)
Forward Foreign Currency Exchange Contracts	—	(897,620)	—	(897,620)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/12	$0
Realized gain (loss)	(43,083)
Change in unrealized appreciation (depreciation)	43,083
Sales	0
Transfers into level 3	63,012
Balance as of 7/31/13	$63,012

The net change in unrealized appreciation (depreciation) from investments held as level 3 at July 31, 2013 is $43,083.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$180,430,238
Gross unrealized appreciation	28,829,496
Gross unrealized depreciation	(2,108,929)
Net unrealized appreciation (depreciation)	$26,720,567

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,799,997	125,477,064	(117,022,799)	17,254,262

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,263	$17,254,262

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2013, are as follows:

United States	56.0%
United Kingdom	13.6%
Australia	9.1%
Germany	8.5%
Japan	6.5%
Italy	5.7%
Switzerland	2.8%
Singapore	(1.2)%
France	(3.1)%
Other Countries	2.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.